LONG-TERM DEBT - Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Expense [Abstract]
Capitalized interest	$ (22)	$ (294)	$ (186)
Amortization and other financial charges	78	43	55
Interest expense	2,360	2,228	2,333
Interest payments, net of interest capitalized	2,299	2,203	2,295
Short-term debt
Interest Expense [Abstract]
Interest on debt	10	46	106
Long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest on debt	1,841	1,963	1,931
Junior subordinated notes
Interest Expense [Abstract]
Interest on debt	$ 453	$ 470	$ 427